TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Suppliers	$ 351,192	$ 271,766
Companies under sect. 33 - Law No. 19,550 and Related Parties	5,662	6,188
Total Current trade payables	356,854	277,954
Non-current
Suppliers	914	992
Total Non-current trade payables	914	992
Total trade payables	$ 357,768	$ 278,946